Intangible assets	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Intangible assets

14.	Intangible assets:

	FIT contracts	BESS contracts	Total
Cost:
Balance, June 30, 2025	$18,900	$4,130	$23,030
Additions	-	-	-
Balance, June 30, 2026	$18,900	$4,130	$23,030

Accumulated amortization:
Balance, June 30, 2025 (Restated – note 2(e)(i))	$3,117	$646	$3,763
Amortization	1,392	19	1,411
Impairment (note 25)	132	616	748
Balance, June 30, 2026	$4,641	$1,281	$5,922
Net Book Value, June 30, 2026	$14,259	$2,849	$17,108

	FIT contracts	BESS contracts	Total
Cost:
Balance, June 30, 2024	$2,110	$-	$2,110
Additions from acquisition (note 19)	16,790	4,130	20,920
Balance, June 30, 2025	$18,900	$4,130	$23,030

Accumulated amortization:
Balance, June 30, 2024	$109	$-	$109
Amortization	1,471	-	1,471
Impairment (note 25)	6,766	646	7,412
Reallocation of impairment loss (note 2(e)(ii))	(5,229)	-	(5,229)
Balance, June 30, 2025 (Restated – note 2(e)(ii))	$3,117	$646	$3,763
Net Book Value, June 30, 2025 (Restated – note 2(e)(ii))	$15,783	$3,484	$19,267

Total amortization expense recorded in cost of goods sold was $1,411, $1,471 and $109 for the years ended June 30, 2026, 2025 and 2024, respectively.

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024